INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Components of Tax Benefit (Expense)

	Years ended December 31,
	2018	2019	2020
Income (loss) before income tax
PRC	$10,535,785	$(10,273,181)	$2,104,024
Other jurisdictions	(5,628,096)	(301,925)	214,999

Total	4,907,689	(10,575,106)	2,319,023

Current tax expense
PRC	(553,859)	(9,835)	(5,118)
Other jurisdictions	(351,735)	(839,676)	(441,495)

Subtotal	(905,594)	(849,511)	(446,613)
Deferred tax benefit (expense)
PRC	748,490	—	—
Other jurisdictions	345,895	(255,538)	283,577

Subtotal	1,094,385	(255,538)	283,577

Total income tax benefit (expense)	$188,791	$(1,105,049)	$(163,036)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities

	At December 31,
	2019	2020
Deferred tax assets:
Accrued expenses	$16,304	$13,451
Net operating losses	8,646,423	9,491,051
Unrealized internal profit	778,566	1,125,023
Allowances for doubtful accounts	1,064,027	1,281,259
Cancellation of project assets	1,351,336	—
Impairment loss of assets	336,907	122,764
Other	161,033	157,101
Total gross deferred tax assets	12,354,596	12,190,649
Valuation allowance on deferred tax assets	(11,516,732)	(11,006,328)
Net deferred tax assets	$837,864	$1,184,321

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate

	Years ended December 31,
	2018	2019	2020
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	47%	(57)%	(21)%
Preferential tax rate(1)	(53)%	7%	(42)%
Effect of different tax rate of subsidiaries	(7)%	16%	39%
Other	(16)%	(1)%	6%
Effective income tax rate	(4)%	(10)%	7%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

	Years ended December 31,
	2018	2019	2020

Preferential tax effect(1)	$2,609,975	$720,847	$975,859
(1)

Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years. Besides, certain solar power project entities enjoy the preferential tax policies in connection with the development of the western region of China and are subject to a preferential tax rate of 15%.